Income tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Income tax (benefit)/expense relating to components of other comprehensive (loss)/income	€ 163,000,000	€ (31,000,000)	€ 147,000,000
Deferred tax liability recognized on investment in subsidiaries	€ 0
Luxembourg
Disclosure Of Income Tax [Line Items]
Statutory tax rate	24.94%	24.94%	26.01%
Provisions
Disclosure Of Income Tax [Line Items]
Uncertain tax position liability	€ 5,000,000
Uncertain tax position liability, expected to be resolved	€ 4,000,000